Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended
	Dec. 04, 2012 sqft	Oct. 08, 2012	Apr. 25, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Subleased office area	18,282
Sublease agreement entry date	Jan. 01, 2013
Sublease agreement end date	Dec. 30, 2015
Monthly rent payable on sublease	$ 23,000
Operating lease rent expense						541,000	582,000	2,819,000
Severance cost included in general and administrative expenses		1,406,000	2,312,000	1,156,000	318,000	318,000		3,718,000
Employee Severance
Loss Contingencies [Line Items]
Severance cost included in general and administrative expenses							$ 306,000
Minimum
Loss Contingencies [Line Items]
Severance period for executive officers						12 months
Maximum
Loss Contingencies [Line Items]
Severance period for executive officers						18 months